ALLSTATE LIFE INSURANCE COMPANY
                          Law & Regulation Department
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062


                                  May 2, 2003


BY EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:               Allstate Life Insurance Company Separate Account A
         Post-Effective Amendment No. 12 to Form N-4 Registration Statement File Nos. 333-96115 and 811-09227
         CIK No.  0001078402
         Rule 497 Filing

Commissioners:

On behalf of Allstate Life Insurance Company ("the Company"), and Allstate Life Insurance Company Separate Account A ("the Account"), we are transmitting for filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectuses and Statements of Additional Information for the variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 22, 2003.

Please direct any question or comment to me at the number above.


Very truly yours,

/s/ ANGELA M. KING
----------------------------
Angela M. King